OTHER SHORT-TERM BORROWINGS	12 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
OTHER SHORT-TERM BORROWINGS
14.	OTHER SHORT-TERM BORROWINGS

The Company also utilized other short-term borrowings comprised of Federal Reserve Bank of Cleveland (FRB) discount window borrowings. FRBC discount window borrowings mature within 90 days and may be repaid prior to maturity without penalty, in whole or in part, plus accrued interest. The following table presents information regarding the FRBC borrowings as of June 30, 2020 and June 30, 2019:

FRB Discount Window Borrowings:

	June 30, 2020	June 30, 2019

	(Dollars in Thousands)
Ending balance	$7,000	$—
Average balance	2,592	—
Maximum month-end balance	24,800	—
Average interest rate	0.25%	-%
Weighted-average rate at period end	0.25%	-%